Share-Based Compensation - Schedule of Number of Options Granted to Employees Under the Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Number of Options Granted to Employees Under the Option Plans [Abstract]
Number of options, ending balance	98,491,200	97,228,400
Weighted average exercise price, ending balance	$ 0.005	$ 0.005
Weighted average remaining contractual term, ending balance	9 years 10 months 24 days	8 years 7 months 24 days
Aggregate intrinsic value, ending balance	$ 12	$ 12
Number of Options, exercisable at year end		32,409,467
Weighted average exercise price, exercisable at year end		$ 0.005
Weighted average remaining contractual term, exercisable at year end		8 years 7 months 24 days
Aggregate intrinsic value, exercisable at year end		$ 12
Number of options, granted
Weighted average exercise price, granted
Weighted average remaining contractual term, granted
Aggregate intrinsic value, granted
Number of Options, expired		(1,262,800)
Weighted average exercise price, expired		$ 0.005
Weighted average remaining contractual term, expired		9 years 10 months 24 days
Aggregate intrinsic value, expired		$ 12